Long-term assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of intangible assets useful lives	Estimated useful lives are:

Years
Estimated useful lives
Trademarks	1 to 15
Customer lists	4 to 20

Movements in intangible assets and goodwill
Movements in intangible assets in 2024

	Goodwill	Licenses and Spectrum	Customer Lists	IRUs	Trademarks	Other (i)	Total
	(US$ millions)
Opening balance, net	4,107	1,558	769	33	910	408	7,785
Change in scope (see note A.2.2.)	—	114	—	—	—	—	114
Additions	—	123	—	1	—	97	221
Amortization charge	—	(81)	(92)	(9)	—	(138)	(319)
Impairment (ii)	—	(3)	—	—	—	(5)	(8)
Disposals, net	—	2	—	—	—	(1)	1
Asset retirement obligation	—	1	—	—	—	—	1
Transfers	—	4	—	3	—	24	30
Transfer to/from held for sale (see note E.4)	—	(861)	—	—	—	(9)	(870)
Exchange rate movements	(13)	(19)	2	(2)	2	(16)	(47)
Closing balance, net	4,094	840	679	25	912	359	6,908
Cost or valuation	4,094	1,594	1,211	169	1,240	1,302	9,611
Accumulated amortization and impairment	—	(755)	(533)	(144)	(329)	(943)	(2,703)
Net	4,094	840	679	25	912	359	6,908
Movements in intangible assets in 2023

	Goodwill	Licenses and Spectrum	Customer Lists	IRUs	Trademarks	Other (i)	Total
	(US$ millions)
Opening balance, net	4,059	1,094	864	40	910	394	7,361
Additions	—	406	—	1	—	115	522
Amortization charge	—	(116)	(96)	(12)	—	(137)	(361)
Impairment	—	—	—	—	—	(1)	(1)
Transfers	—	4	—	1	—	11	16
Exchange rate movements	48	171	1	4	—	26	249
Closing balance, net	4,107	1,558	769	33	910	408	7,785
Cost or valuation	4,107	2,407	1,206	178	1,243	1,275	10,416
Accumulated amortization and impairment	—	(849)	(437)	(145)	(333)	(867)	(2,631)
Net	4,107	1,558	769	33	910	408	7,785
(i)    Other includes mainly software costs.
(ii) During the year ended December 31, 2024, Millicom decommissioned an IT software and as a result recorded $7 million under operating expenses as impairment charges.
Cash used for purchases of long-term assets
Cash used for intangible asset additions

	2024	2023	2022
	(US$ millions)
Additions	98	116	156
Change in advances to suppliers	(2)	(3)	1
Change in accruals and payables for intangibles	(2)	21	21
Cash used for additions	94	133	179
Cash used for property, plant and equipment

	2024	2023	2022
	(US$ millions)
Additions	579	694	823
Change in advances to suppliers	(2)	3	(3)
Change in accruals and payables for property, plant and equipment	(37)	116	(20)
Cash used	540	814	800

Allocation of goodwill to cash generating units
Allocation of Goodwill to cash generating units (CGUs)

	2024	2023
	(US$ millions)
Guatemala (see note A.1.2.)	2,477	2,470
Panama	907	907
El Salvador	194	194
Costa Rica	139	135
Paraguay	41	44
Colombia	135	155
Nicaragua	197	197
Bolivia	3	3
Total	4,094	4,107

Allocation of indefinite useful life trademarks to cash generating units (CGUs)

	2024	2023
	(US$ millions)
Guatemala	912	910
Total	912	910
The most significant estimates used for the 2024 and 2023 impairment test are shown below:

CGU	Average EBITDA margin (%) (i)		Average CAPEX intensity (%) (i)		Perpetual growth rate (%)		WACC rate after tax (%) (ii)
	2024	2023	2024	2023	2024	2023	2024	2023
Bolivia	46.9	41.3	14.8	13.6	1.0	1.0	22.9	15.4
Colombia	41.4	39.6	11.2	12.3	2.0	2.0	8.9	10.7
Guatemala	55.9	53.3	8.3	11.3	1.0	1.0	8.7	9.7
Costa Rica	37.7	39.8	16.4	16.2	—	2.0	8.2	10.1
El Salvador	47.8	41.7	11.9	13.6	1.0	1.0	10.2	12.1
Nicaragua	50.5	47.5	15.1	13.8	2.0	3.0	15.3	15.5
Panamá	51.0	46.5	10.9	13.1	1.0	1.0	9.4	8.9
Paraguay	50.8	46.8	12.9	14.5	—	1.0	8.6	9.8

(i) Average is computed over the period covered by the plan.
(ii) Millicom uses post-tax rate for the impairment-test, the difference with the pre-tax not resulting in different conclusions.
Management performed a sensitivity analysis on key assumptions within the test. The following maximum increases or decreases, expressed in percentage points, were considered for all CGUs:

Reasonable changes in key assumptions (%)
Financial variables	2024	2023
WACC rates	+/- 2	+/-2
Perpetual growth rates	+/-1	+/-1
Operating variables
EBITDA margin	+/-3	+/-2
CAPEX intensity	+/-1	+/-1
At December 31, 2024 and at December 31, 2023, the sensitivity analysis shows no impairment under the above mentioned changes in assumptions for all CGUs, except for Nicaragua. If the assumptions used in the impairment test were changed to a greater extent than as presented in the following table, the changes would, in isolation, trigger a potential impairment loss being recognised for the Nicaragua CGU in the years ended December 31, 2024 and December 31, 2023 .

	2024	2023
Change required for carrying value to equal recoverable amount	CGU	CGU
	Nicaragua	Nicaragua
Financial variables
WACC rate	+109bps	+154bps
Perpetual growth rates	n/a	n/a
Operating variables
Average EBITDA margin	(1.95)%	n/a
CAPEX intensity	n/a	n/a

Schedule of property, plant and equipment and movements in tangible assets

Estimated useful lives	Duration
Buildings	Up to 40 years
Networks (including civil works)	5 to 25 years
Other	2 to 10 years
Movements in tangible assets in 2024

	Network Equipment	Land and Buildings	Construction in Progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,507	162	394	44	3,107
Change in scope (see note A.2.2.)	114	—	1	—	115
Additions	118	23	433	5	579
Disposals, net	(11)	—	(5)	—	(16)
Depreciation charge	(671)	(16)	—	(23)	(710)
Asset retirement obligations	23	4	—	—	27
Transfers	404	5	(445)	9	(26)
Transfer from/(to) assets held for sale (see note E.4)	(122)	—	—	—	(122)
Exchange rate movements	(90)	(8)	(8)	—	(107)
Closing balance, net	2,271	171	370	35	2,847
Cost or valuation	8,767	328	370	338	9,803
Accumulated depreciation and impairment	(6,496)	(157)	—	(303)	(6,956)
Net at December 31, 2024	2,271	171	370	35	2,847
Movements in tangible assets in 2023

	Network equipment	Land and buildings	Construction in progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,340	180	418	50	2,989
Additions	161	2	525	5	693
Impairments/reversal of impairment, net	(2)	—	—	—	(2)
Disposals, net	(16)	—	(3)	—	(20)
Depreciation charge	(751)	(19)	—	(25)	(794)
Asset retirement obligations	29	1	—	—	30
Transfers	566	(2)	(570)	13	6
Exchange rate movements	165	13	24	1	203
Other	14	(12)	—	—	2
Closing balance, net	2,507	162	394	44	3,107
Cost or valuation	8,924	310	394	352	9,980
Accumulated depreciation and impairment	(6,417)	(148)	—	(307)	(6,873)
Net at December 31, 2023	2,507	162	394	44	3,107
(i) Other mainly includes office equipment and motor vehicles.
Disclosure of movement in right of use assets
Movements in right of use assets in 2024

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Capacity	Other network equipment	Other	Total
	(US$ millions)
Opening balance, net	130	177	537	27	16	9	896
Additions	13	5	99	8	—	1	126
Modifications	13	50	59	—	1	2	125
Impairment	(1)	—	(3)	—	—	—	(4)
Disposals	(9)	(18)	(8)	—	—	(3)	(39)
Depreciation	(36)	(47)	(109)	(6)	(2)	(3)	(204)
Asset retirement obligations	—	—	1	—	—	—	1
Transfers	—	—	1	—	(1)	—	—
Transfer from/(to) assets held for sale (see note E.4)	—	(2)	(74)	—	—	—	(76)
Exchange rate movements	(9)	—	(25)	—	—	—	(34)
Closing balance, net	101	164	477	29	14	6	792
Cost of valuation	233	385	785	54	24	15	1,497
Accumulated depreciation and impairment	(132)	(220)	(308)	(26)	(10)	(9)	(705)
Net at 31 December 2024	101	164	477	29	14	6	792

Movements in right of use assets in 2023

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Capacity	Other network equipment	Other	Total
	(US$ millions)
Opening balance, net	142	181	505	28	16	13	884
Additions	4	10	42	7	—	1	63
Modifications	6	27	51	1	2	—	87
Disposals	(1)	(2)	(1)	—	—	—	(5)
Depreciation	(38)	(45)	(90)	(6)	(1)	(3)	(183)
Asset retirement obligations	—	(1)	(2)	—	—	—	(3)
Transfers	1	7	2	(2)	(2)	(1)	4
Exchange rate movements	16	2	31	—	—	—	50
Other	—	(2)	—	—	—	—	(2)
Closing balance, net	130	177	537	27	16	9	896
Cost of valuation	280	369	929	47	26	21	1,671
Accumulated depreciation and impairment	(150)	(192)	(392)	(19)	(10)	(12)	(776)
Net at 31 December 2023	130	177	537	27	16	9	896

Disclosure of assets held for sale
Assets held for sale - Summary

Assets and liabilities reclassified as held for sale (In millions of U.S. dollars)	December 31, 2024
Towers sale in Colombia related to the third batch	1
Mobile network sharing agreement in Colombia	613
Towers sale (including certain lease transfers) in Nicaragua	13
Total assets of held for sale	627
Towers sale in Colombia related to the third batch	1
Mobile network sharing agreement in Colombia	698
Towers sale (including certain lease transfers) in Nicaragua	10
Total liabilities directly associated with assets held for sale	709
Net assets held for sale / book value	(83)